Taxes (Details) - Schedule of taxes reconciles rate	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of taxes reconciles rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)	(10.00%)
Effect of other deductible expenses	2.70%	7.40%	(3.30%)
Total	17.70%	22.40%	18.30%